Label	Element	Value
Trade receivables [member]
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	$ 0
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	0
Other Temporary Differences, Deferred Tax Liabilities [Member]
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	(108,000)
Property, Plant & Equipment [Member]
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	0
Unused tax losses [member]
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	0
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	0
Inventory [Member]
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	0
Intangible assets material to entity [member]
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	0
Deferred tax liabilities [Member]
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	(108,000)
Provision [Member]
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	0
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	0
Other Temporary Differences, Deferred Tax Assets [Member]
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	4,916,000
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	9,547,000
Deferred tax assets [Member]
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	4,916,000
Income tax relating to components of other comprehensive income	ifrs-full_IncomeTaxRelatingToComponentsOfOtherComprehensiveIncome	9,547,000
IAS 29 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	690,326,000
Issued capital discount [Member]
Equity	ifrs-full_Equity	(2,324,866,000)	[1],[2]
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	5,432,229,000	[2]
Equity attributable to owners of parent [member] | IAS 29 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	421,502,000	[2]
Equity attributable to owners of parent [member] | IFRS 9 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	303,000	[2]
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(2,403,664,000)	[2]
Non-controlling interests [member]
Equity	ifrs-full_Equity	1,111,375,000
Non-controlling interests [member] | IAS 29 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	268,824,000
Non-controlling interests [member] | IFRS 9 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	204,000
Treasury shares [member]
Equity	ifrs-full_Equity	(150,000,000)	[2],[3]
Other reserves [member]
Equity	ifrs-full_Equity	1,416,571,000	[2],[4]
Issued capital [member]
Equity	ifrs-full_Equity	2,004,743,000	[2],[3]
Retained earnings [member]
Equity	ifrs-full_Equity	6,912,740,000	[2]
Retained earnings [member] | IAS 29 [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption1	tx_CumulativeEffectofNewAccountingPrincipleinPeriodofAdoption1	421,502,000	[2]
Initial public offering expenses [Member]
Equity	ifrs-full_Equity	$ (23,295,000)	[2]

[1]	Represents the difference between book value of non-monetary contributions received from shareholders under Luxembourg GAAP and IFRS.
[2]	Shareholders’ equity determined in accordance with accounting principles generally accepted in Luxembourg is disclosed in Note 25 (iii).
[3]	The Company has an authorized share capital of a single class of 3.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2018, there were 2,004,743,442 shares issued. All issued shares are fully paid. Also, as of December 31, 2018, the Company held 41,666,666 shares as treasury shares.
[4]	Include mainly legal reserve under Luxembourg law for $200.5 million, undistributable reserves under Luxembourg law for $1.4 billion, hedge accounting reserve, net of tax effect, for $0.5 million and reserves related to the acquisition of non-controlling interest in subsidiaries for $(88.5) million.